Description of Organization And Business Operations (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2021	May 20, 2021	May 23, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 08, 2021	Aug. 06, 2020	Jan. 09, 2020
Description of Organization And Business Operations (Details) [Line Items]
Public Shares, description					15% or more
(in Dollars per share)				$ 0.17	$ 0.19			$ 0.24	$ 5.20
Gx Acquisition Corp [Member]
Description of Organization And Business Operations (Details) [Line Items]
Description of units issued					On May 23, 2019, the Company consummated the Initial Public Offering of 28,750,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of the over-allotment option to purchase an additional 3,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000, which is described in Note 4.
Share price (in Dollars per share)			$ 10.00
Gross proceeds						$ 839,201
Transaction costs				$ 16,473,117
Underwriting fees				5,000,000	5,000,000
Deferred underwriting fees				10,812,500	10,812,500
Other costs				660,617	$ 660,617
Net proceeds			$ 287,500,000
Maturity days description					180 days or less
Amount of threshold tangible assets				$ 5,000,001	$ 5,000,001
Public Shares, description				If the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that, a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.
(in Dollars per share)					$ 11.00	$ 9.95	$ 10.00
Interest to pay dissolution expenses	$ 100,000
Offering price per unit (in Dollars per share)					$ 10.00
Operating bank accounts				$ 28,654	$ 314,696
Securities held in trust account				291,784,977	291,797,144
Working capital excludes franchise and income taxes payable				5,021,035	3,020,914
Amount on deposit in trust account				$ 4,345,000	$ 4,297,000
Minimum percentage of trust account required for business combination				80.00%
Gx Acquisition Corp [Member] | Subsequent Event [Member]
Description of Organization And Business Operations (Details) [Line Items]
Description of business combination within the combination period					If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Gx Acquisition Corp [Member] | Trust Account [Member]
Description of Organization And Business Operations (Details) [Line Items]
(in Dollars per share)					$ 10.00
Gx Acquisition Corp [Member] | Business Acquisition [Member]]
Description of Organization And Business Operations (Details) [Line Items]
Business combination agreement, description				The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of this offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of this offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Percentage of outstanding voting securities				50.00%
Gx Acquisition Corp [Member] | Business Acquisition [Member]] | Subsequent Event [Member]
Description of Organization And Business Operations (Details) [Line Items]
Description of business combination within the combination period				If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
IPO [Member] | Gx Acquisition Corp [Member]
Description of Organization And Business Operations (Details) [Line Items]
Description of units issued		On May 23, 2019, the Company consummated the Initial Public Offering of 28,750,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of the over-allotment option to purchase an additional 3,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000, which is described in Note 3.
Number of units issued in transaction (in Shares)			28,750,000	28,750,000
Share price (in Dollars per share)				$ 10.00
Gross proceeds			$ 287,500,000
(in Dollars per share)					$ 10.00
Net proceeds sale of units				$ 287,500,000
Over-Allotment Option [Member] | Gx Acquisition Corp [Member]
Description of Organization And Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)			3,750,000	3,750,000
Share price (in Dollars per share)			$ 10.00	$ 10.00
(in Dollars per share)					$ 10.00
Private Placement [Member]
Description of Organization And Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)					21,375,000
Sponsor [Member] | Gx Acquisition Corp [Member]
Description of Organization And Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)					7,000,000
Share price (in Dollars per share)					$ 1.00
Gross proceeds					$ 7,000,000
Transaction costs					$ 16,473,117
Sponsor [Member] | Private Placement [Member] | Gx Acquisition Corp [Member]
Description of Organization And Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)				7,000,000
Share price (in Dollars per share)				$ 1.00
Gross proceeds				$ 7,000,000